Organization	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization

CatchMark Timber Trust, Inc. (the “Company”), formerly known as Wells Timberland REIT, Inc., was formed on September 27, 2005 as a Maryland corporation that has elected to be taxed as a real estate investment trust (“REIT”) for federal income tax purposes. The Company engages in the ownership and management of timberland located in the southeastern United States. Substantially all of CatchMark Timber Trust’s business is conducted through CatchMark Timber Operating Partnership, L.P. (“CatchMark OP”), formerly known as Wells Timberland Operating Partnership, L.P., a Delaware limited partnership formed on November 9, 2005, of which the Company is the sole general partner, possesses full legal control and authority over its operations, and owns 99.99% of its common partnership units. Wells Timberland Management Organization, LLC (“Wells TIMO”), a wholly owned subsidiary of Wells Capital, Inc. (“Wells Capital”), is the sole limited partner of CatchMark OP. In addition, CatchMark OP formed CatchMark Timber TRS, Inc. (“CatchMark TRS”), formerly known as Wells Timberland TRS, Inc., a wholly owned subsidiary organized as a Delaware corporation, on January 1, 2006 (see Note 2). Unless otherwise noted, references herein to the Company shall include CatchMark Timber Trust, Inc. and all of its subsidiaries, including CatchMark OP, and the subsidiaries of CatchMark OP, including CatchMark TRS. Under an agreement (the “Advisory Agreement”), Wells TIMO performs certain key functions on behalf of the Company and CatchMark OP, including, among others, the investment of capital proceeds and management of day-to-day operations (see Note 12).

As of December 31, 2012, the Company owned approximately 246,300 acres of timberland and held long-term leasehold interests in approximately 42,500 acres of additional timberland, all of which is located on the Lower Piedmont and Upper Coastal Plains of East Central Alabama and West Central Georgia (the “Mahrt Timberland”). The Company acquired the Mahrt Timberland on October 9, 2007. The Company generates a substantial portion of its revenues from selling timber and the right to access land and harvest timber to third parties pursuant to supply agreements and through open-market sales, selling higher-and-better-use timberland, and leasing land-use rights to third parties.

On October 24, 2013, the CatchMark Timber Trust effected a ten-to-one reverse stock split of its common stock outstanding. On October 25, 2013, CatchMark Timber Trust declared a stock dividend pursuant to which each then outstanding share of its common stock received:

•	One share of Class B-1 Common Stock; plus

•	One share of Class B-2 Common Stock; plus

•	One share of Class B-3 Common Stock; plus

In connection with this stock dividend, CatchMark Timber Trust redesignated its then outstanding common stock as “Class A Common Stock.” These transactions are referred to as the “Recapitalization.” Class B-1 Common Stock, Class B-2 Common Stock and Class B-3 Common Stock are collectively referred to as CatchMark Timber Trust’s “Class B Common Stock,” while Class A and Class B Common Stock are collectively referred to as CatchMark Timber Trust’s “common stock.” CatchMark Timber Trust intends to list its Class A Common Stock on the New York Stock Exchange, or NYSE (the “Listing”). CatchMark Timber Trust’s Class B Common Stock will be identical to CatchMark Timber Trust’s Class A Common Stock except that (i) CatchMark Timber Trust does not intend to list its Class B Common Stock on a national securities exchange and (ii) shares of CatchMark Timber Trust’s Class B Common Stock will convert automatically into shares of CatchMark Timber Trust’s Class A Common Stock at specified times. Subject to the provisions of CatchMark Timber Trust’s charter, shares of Class B-1, Class B-2 and Class B-3 Common Stock will convert automatically into shares of CatchMark Timber Trust’s Class A Common Stock six months following the Listing, no later than 12 months following the Listing and no later than 18 months following the Listing, respectively. On the 18-month anniversary of the Listing, all shares of our Class B Common Stock will have converted into CatchMark Timber Trust’s Class A Common Stock. Each share of Class A Common Stock and Class B Common Stock participates in distributions equally. All common stock share and per share data included in these consolidated financial statements give retroactive effect to the Recapitalization.

On August 11, 2006, the Company commenced its initial public offering (the “Initial Public Offering”) of up to 34.0 million shares of common stock, of which 30.0 million shares were offered in the primary offering for $25.00 per share and 4.0 million shares were reserved for issuance through the Company's distribution reinvestment plan (“DRP”). The Company stopped offering shares for sale under the Initial Public Offering on August 11, 2009. The Company raised gross offering proceeds of approximately $174.9 million from the sale of approximately 7.0 million shares under the Initial Public Offering.

On August 6, 2009, the Company commenced its follow-on offering (the “Follow-On Offering”, and together with the Initial Public Offering, the “Public Offerings”) of up to 88.4 million shares of common stock, of which 80.0 million shares were offered in a primary offering for $25.00 per share and 8.4 million shares of common stock were reserved for issuance through the Company's DRP for $23.88 per share. Effective December 31, 2011, the Company ceased offering shares for sale under the Follow-On Offering. From January 1, 2012 to February 13, 2012, the Company accepted $4.1 million of additional gross offering proceeds from the sale of approximately 0.2 million additional shares under the Follow-On Offering, which sales were agreed to by the investor on or before December 31, 2011. On March 15, 2012, the Company withdrew from registration the unsold primary offering shares. The Company raised gross offering proceeds of approximately $123.8 million from the sale of approximately 5.0 million shares under the Follow-On Offering.

The Company offered up to approximately 4.6 million shares of its common stock, of which approximately 4.2 million shares were offered in a primary offering to non-U.S. persons at a price per share of $24.13, and up to approximately 0.4 million shares of common stock were reserved for issuance through an unregistered distribution reinvestment plan at a price per share equal to $23.88 (the “2010 German Offering”). The 2010 German Offering closed on August 6, 2011 and the Company raised approximately $8.5 million from the sale of approximately 0.4 million shares in the 2010 German Offering.

The Company raised gross offering proceeds from the sale of common stock under the Public Offerings and the 2010 German Offering of approximately $307.2 million. After deductions for payments of selling commissions and dealer-manager fees of approximately $24.7 million, other organization and offering expenses of approximately $1.4 million, approximately $0.4 million in placement and structuring agent fees, and common stock redemptions of approximately $2.6 million under the share redemption plan (“SRP”), the Company had received aggregate net offering proceeds of approximately $278.1 million, which was used to partially fund the Mahrt Timberland acquisition, service acquisition-related debt, redeem shares of its preferred stock, and fund accrued dividends on redeemed shares of preferred stock.

The Company's common stock is not listed on a national securities exchange. The Company's charter requires that in the event its common stock is not listed on a national securities exchange by August 11, 2018, the Company must either (i) seek stockholder approval of an extension or amendment of this listing deadline or (ii) seek stockholder approval to begin liquidating investments and distributing the resulting proceeds to the stockholders. In the event that the Company seeks stockholder approval for an extension or amendment to this listing date and does not obtain it, The Company will then be required to seek stockholder approval to liquidate. In this circumstance, if the Company seeks and does not obtain approval to liquidate, the Company will not be required to list or liquidate and could continue to operate indefinitely as an unlisted company.